Schedule of Investments
(unaudited)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.5%
Curtiss-Wright Corp. ................. 78,212 $ 17,424,852
Hexcel Corp. ...................... 251,727 18,564,866
35,989,718
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.
(a)(b)
............... 258,280 15,796,405
Automobile Components — 2.0%
Adient plc
(b)
....................... 547,558 19,909,209
Autoliv, Inc. ....................... 175,764 19,367,435
Fox Factory Holding Corp.
(b)
............ 154,195 10,405,079
Gentex Corp. ..................... 492,761 16,093,574
Goodyear Tire & Rubber Co. (The)
(b)
...... 1,658,762 23,753,472
Lear Corp. ....................... 341,345 48,201,327
Visteon Corp.
(b)
.................... 89,770 11,212,273
148,942,369
Automobiles — 0.9%
Harley-Davidson, Inc. ................ 741,406 27,313,397
Thor Industries, Inc.
(a)
................ 312,293 36,928,647
64,242,044
Banks — 9.8%
Associated Banc-Corp. ............... 872,074 18,653,663
Bank OZK ....................... 294,907 14,695,216
Cadence Bank .................... 1,068,868 31,627,804
Columbia Banking System, Inc. ......... 1,220,174 32,554,242
Commerce Bancshares, Inc. ........... 409,894 21,892,439
Cullen/Frost Bankers, Inc. ............. 217,311 23,576,070
East West Bancorp, Inc. .............. 380,264 27,359,995
First Financial Bankshares, Inc. ......... 451,943 13,693,873
First Horizon Corp. .................. 3,274,049 46,360,534
FNB Corp. ....................... 2,104,462 28,978,442
Glacier Bancorp, Inc. ................ 650,382 26,873,784
Hancock Whitney Corp. .............. 241,137 11,716,847
Home BancShares, Inc. .............. 1,100,620 27,878,705
International Bancshares Corp. ......... 178,516 9,696,989
New York Community Bancorp, Inc. ...... 4,233,808 43,311,856
Old National Bancorp ................ 1,711,845 28,913,062
Pinnacle Financial Partners, Inc. ......... 264,975 23,111,120
Prosperity Bancshares, Inc. ............ 549,318 37,205,308
SouthState Corp. ................... 444,982 37,578,730
Synovus Financial Corp. .............. 855,519 32,210,290
Texas Capital Bancshares, Inc.
(a)(b)
....... 281,769 18,210,730
UMB Financial Corp. ................ 255,436 21,341,678
United Bankshares, Inc. .............. 788,751 29,617,600
Valley National Bancorp .............. 2,501,471 27,165,975
Webster Financial Corp. .............. 1,007,849 51,158,415
Wintrust Financial Corp. .............. 359,019 33,299,012
718,682,379
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A
(b)
..... 29,823 10,306,531
Biotechnology — 0.5%
United Therapeutics Corp.
(b)
............ 151,008 33,205,149
Broadline Retail — 0.6%
Macy's, Inc. ...................... 1,604,446 32,281,453
Nordstrom, Inc. .................... 569,257 10,502,792
42,784,245
Building Products — 0.5%
Fortune Brands Innovations, Inc. ........ 442,595 33,699,183
Security
Shares
Shares Value
Capital Markets — 3.1%
Affiliated Managers Group, Inc. ......... 197,782 $ 29,948,150
Carlyle Group, Inc. (The) .............. 658,526 26,795,423
Evercore, Inc., Class A ............... 63,050 10,784,703
Federated Hermes, Inc., Class B ........ 506,100 17,136,546
Interactive Brokers Group, Inc., Class A .... 256,581 21,270,565
Janus Henderson Group plc ........... 775,245 23,373,637
Jefferies Financial Group, Inc. .......... 986,621 39,869,355
SEI Investments Co. ................. 293,439 18,648,048
Stifel Financial Corp. ................ 597,740 41,333,721
229,160,148
Chemicals — 2.2%
Ashland, Inc. ...................... 299,760 25,272,766
Avient Corp. ...................... 534,857 22,234,005
Cabot Corp. ...................... 106,981 8,932,913
Chemours Co. (The) ................. 870,644 27,460,112
Livent Corp.
(b)
..................... 410,849 7,387,065
Olin Corp. ........................ 422,919 22,816,480
RPM International, Inc. ............... 346,677 38,699,554
Scotts Miracle-Gro Co. (The) ........... 151,191 9,638,426
162,441,321
Commercial Services & Supplies — 0.4%
Stericycle, Inc.
(a)(b)
.................. 541,262 26,824,945
Communications Equipment — 0.7%
(b)
Calix, Inc.
(a)
....................... 175,442 7,665,061
Ciena Corp. ...................... 510,184 22,963,382
Lumentum Holdings, Inc.
(a)
............ 393,099 20,606,249
51,234,692
Construction & Engineering — 2.2%
AECOM ......................... 439,040 40,580,467
Fluor Corp.
(b)
...................... 998,566 39,113,830
MasTec, Inc.
(b)
..................... 353,606 26,775,046
MDU Resources Group, Inc. ........... 1,191,284 23,587,423
Valmont Industries, Inc. ............... 122,213 28,537,958
158,594,724
Construction Materials — 0.1%
Knife River Corp.
(a)(b)
................. 96,263 6,370,685
Consumer Finance — 1.0%
Ally Financial, Inc. .................. 1,588,086 55,455,963
SLM Corp. ....................... 792,699 15,156,405
70,612,368
Consumer Staples Distribution & Retail — 2.8%
(b)
BJ's Wholesale Club Holdings, Inc.
(a)
...... 783,431 52,223,510
Grocery Outlet Holding Corp.
(a)
.......... 582,532 15,705,063
Performance Food Group Co. .......... 911,337 63,018,954
Sprouts Farmers Market, Inc. ........... 350,126 16,844,562
US Foods Holding Corp. .............. 1,324,803 60,159,304
207,951,393
Containers & Packaging — 2.8%
AptarGroup, Inc. ................... 157,695 19,494,256
Berry Global Group, Inc. .............. 691,978 46,632,398
Crown Holdings, Inc. ................ 374,064 34,447,554
Graphic Packaging Holding Co. ......... 1,793,402 44,207,359
Greif, Inc., Class A, NVS .............. 149,487 9,804,852
Silgan Holdings, Inc. ................. 473,340 21,418,635
Sonoco Products Co. ................ 574,360 32,089,493
208,094,547

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.6%
Graham Holdings Co., Class B .......... 21,006 $ 14,631,099
Service Corp. International ............ 423,512 28,989,396
43,620,495
Diversified REITs — 1.1%
WP Carey, Inc. .................... 1,280,672 83,000,352
Diversified Telecommunication Services — 0.7%
Frontier Communications Parent, Inc.
(a)(b)
... 1,296,910 32,863,699
Iridium Communications, Inc. ........... 361,573 14,882,345
47,746,044
Electric Utilities — 1.7%
ALLETE, Inc. ..................... 337,288 20,628,534
IDACORP, Inc. .................... 180,444 17,741,254
OGE Energy Corp. .................. 1,173,813 41,001,288
PNM Resources, Inc. ................ 502,018 20,883,949
Portland General Electric Co. ........... 591,578 25,638,991
125,894,016
Electrical Equipment — 2.0%
Acuity Brands, Inc.
(a)
................. 88,631 18,154,288
EnerSys ......................... 135,089 13,638,585
Regal Rexnord Corp. ................ 388,633 57,525,457
Sensata Technologies Holding plc ........ 885,429 33,265,567
Sunrun, Inc.
(a)(b)
.................... 1,274,101 25,010,603
147,594,500
Electronic Equipment, Instruments & Components — 3.3%
Arrow Electronics, Inc.
(b)
.............. 316,832 38,732,712
Avnet, Inc. ....................... 530,797 26,752,169
Belden, Inc. ...................... 244,578 18,893,651
Cognex Corp.
(a)
.................... 563,938 23,538,772
Coherent Corp.
(b)
................... 770,970 33,560,324
Crane NXT Co. .................... 283,303 16,111,442
IPG Photonics Corp.
(b)
............... 95,408 10,355,584
Littelfuse, Inc. ..................... 43,822 11,725,014
Novanta, Inc.
(b)
.................... 87,825 14,790,608
TD SYNNEX Corp. .................. 300,064 32,289,887
Vishay Intertechnology, Inc. ............ 737,777 17,684,515
244,434,678
Energy Equipment & Services — 0.8%
ChampionX Corp. .................. 377,338 11,022,043
NOV, Inc. ........................ 2,308,045 46,807,153
57,829,196
Entertainment — 0.2%
TKO Group Holdings, Inc. ............. 200,691 16,372,372
Financial Services — 1.7%
Equitable Holdings, Inc. .............. 287,277 9,566,324
Essent Group Ltd. .................. 624,547 32,938,609
Euronet Worldwide, Inc.
(b)
............. 118,232 11,999,366
MGIC Investment Corp. .............. 1,005,112 19,388,610
Voya Financial, Inc. ................. 366,684 26,753,264
Western Union Co. (The) ............. 2,033,666 24,241,299
124,887,472
Food Products — 1.9%
Darling Ingredients, Inc.
(a)(b)
............ 934,737 46,587,292
Flowers Foods, Inc. ................. 1,123,901 25,299,011
Ingredion, Inc. ..................... 244,079 26,489,894
Lancaster Colony Corp. .............. 62,154 10,341,804
Pilgrim's Pride Corp.
(b)
............... 236,221 6,533,873
Post Holdings, Inc.
(b)
................. 297,249 26,175,747
141,427,621
Security
Shares
Shares Value
Gas Utilities — 2.0%
National Fuel Gas Co. ............... 537,142 $ 26,948,414
New Jersey Resources Corp. ........... 570,739 25,443,545
ONE Gas, Inc. ..................... 324,266 20,662,230
Southwest Gas Holdings, Inc. .......... 351,395 22,260,873
Spire, Inc. ........................ 308,715 19,245,293
UGI Corp. ........................ 1,228,432 30,219,427
144,779,782
Ground Transportation — 2.1%
Hertz Global Holdings, Inc.
(a)(b)
.......... 776,715 8,070,069
Knight-Swift Transportation Holdings, Inc. .. 944,844 54,470,257
Landstar System, Inc. ................ 67,496 13,070,600
Ryder System, Inc. .................. 259,284 29,833,217
Werner Enterprises, Inc. .............. 372,016 15,762,318
XPO, Inc.
(b)
....................... 360,399 31,567,348
152,773,809
Health Care Equipment & Supplies — 2.4%
(b)
Enovis Corp. ...................... 291,502 16,329,942
Envista Holdings Corp. ............... 1,002,704 24,125,058
Globus Medical, Inc., Class A
(a)
......... 676,267 36,038,269
Haemonetics Corp. ................. 119,106 10,184,754
Inari Medical, Inc.
(a)
................. 129,145 8,384,093
Integra LifeSciences Holdings Corp. ...... 397,424 17,307,815
LivaNova plc ...................... 199,204 10,306,815
Masimo Corp. ..................... 98,991 11,602,735
Neogen Corp.
(a)
.................... 1,151,435 23,155,358
QuidelOrtho Corp.
(a)
................. 289,132 21,309,029
178,743,868
Health Care Providers & Services — 2.1%
Amedisys, Inc.
(b)
................... 111,069 10,558,219
Chemed Corp. ..................... 35,229 20,600,158
Encompass Health Corp. ............. 322,399 21,510,461
HealthEquity, Inc.
(a)(b)
................ 246,217 16,324,187
Option Care Health, Inc.
(b)
............. 467,750 15,758,497
Patterson Cos., Inc. ................. 499,277 14,204,431
R1 RCM, Inc.
(b)
.................... 1,155,279 12,211,299
Tenet Healthcare Corp.
(b)
.............. 595,052 44,968,080
156,135,332
Health Care REITs — 1.6%
Healthcare Realty Trust, Inc., Class A ..... 2,228,120 38,390,508
Medical Properties Trust, Inc. ........... 3,500,398 17,186,954
Omega Healthcare Investors, Inc. ........ 845,600 25,926,096
Physicians Realty Trust ............... 1,399,474 18,626,999
Sabra Health Care REIT, Inc. ........... 1,356,861 19,362,406
119,492,963
Health Care Technology — 0.1%
Doximity, Inc., Class A
(a)(b)
............. 346,694 9,721,300
Hotels, Restaurants & Leisure — 1.9%
Aramark ......................... 1,529,803 42,987,464
Choice Hotels International, Inc.
(a)
........ 74,519 8,443,003
Hilton Grand Vacations, Inc.
(a)(b)
......... 158,925 6,385,607
Marriott Vacations Worldwide Corp. ....... 192,985 16,382,497
Penn Entertainment, Inc.
(b)
............. 887,661 23,096,939
Travel + Leisure Co. ................. 127,493 4,983,701
Vail Resorts, Inc. ................... 75,681 16,155,623
Wendy's Co. (The) .................. 450,985 8,785,188
Wyndham Hotels & Resorts, Inc. ........ 165,530 13,310,267
140,530,289
Household Durables — 1.2%
Helen of Troy Ltd.
(a)(b)
................ 139,313 16,830,404
KB Home ........................ 224,612 14,029,265

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables (continued)
Leggett & Platt, Inc. ................. 779,575 $ 20,401,478
Taylor Morrison Home Corp.
(b)
.......... 628,578 33,534,636
84,795,783
Independent Power and Renewable Electricity Producers — 0.3%
Ormat Technologies, Inc. .............. 314,235 23,815,871
Industrial REITs — 1.4%
EastGroup Properties, Inc. ............ 103,321 18,963,536
First Industrial Realty Trust, Inc. ......... 402,260 21,187,034
Rexford Industrial Realty, Inc. .......... 754,610 42,333,621
STAG Industrial, Inc. ................ 530,871 20,841,996
103,326,187
Insurance — 5.6%
American Financial Group, Inc. ......... 382,902 45,523,219
Brighthouse Financial, Inc.
(b)
........... 376,775 19,938,933
CNO Financial Group, Inc. ............. 655,525 18,289,147
Erie Indemnity Co., Class A, NVS ........ 61,251 20,514,185
Fidelity National Financial, Inc., Class A .... 296,849 15,145,236
First American Financial Corp. .......... 603,611 38,896,693
Hanover Insurance Group, Inc. (The) ..... 209,208 25,402,035
Kemper Corp. ..................... 352,012 17,132,424
Old Republic International Corp. ......... 1,527,935 44,921,289
Reinsurance Group of America, Inc. ...... 386,011 62,448,860
RenaissanceRe Holdings Ltd. .......... 138,194 27,086,024
RLI Corp. ........................ 82,465 10,977,741
Selective Insurance Group, Inc. ......... 160,022 15,918,988
Unum Group ...................... 1,074,199 48,575,279
410,770,053
Interactive Media & Services — 0.5%
(b)
Ziff Davis, Inc.
(a)
.................... 268,756 18,057,716
ZoomInfo Technologies, Inc. ........... 1,160,695 21,461,250
39,518,966
IT Services — 0.4%
Kyndryl Holdings, Inc.
(b)
............... 1,342,370 27,894,449
Leisure Products — 1.0%
Brunswick Corp. ................... 157,486 15,236,770
Mattel, Inc.
(a)(b)
..................... 1,157,053 21,845,161
Polaris, Inc. ....................... 310,547 29,430,539
YETI Holdings, Inc.
(a)(b)
............... 183,482 9,500,698
76,013,168
Life Sciences Tools & Services — 0.3%
(a)
Azenta, Inc.
(b)
..................... 127,079 8,277,926
Bruker Corp. ...................... 216,691 15,922,455
24,200,381
Machinery — 2.8%
AGCO Corp. ...................... 364,186 44,215,823
Donaldson Co., Inc. ................. 303,423 19,828,693
Flowserve Corp. ................... 423,460 17,455,021
Middleby Corp. (The)
(a)(b)
.............. 157,271 23,145,573
Oshkosh Corp. .................... 383,356 41,559,624
Terex Corp. ....................... 173,770 9,984,824
Timken Co. (The) ................... 231,426 18,548,794
Toro Co. (The) ..................... 315,894 30,322,665
205,061,017
Marine Transportation — 0.2%
Kirby Corp.
(b)
...................... 201,151 15,786,330
Media — 0.8%
Cable One, Inc. .................... 26,698 14,859,840
Nexstar Media Group, Inc. ............. 189,042 29,632,334
Security
Shares
Shares Value
Media (continued)
TEGNA, Inc. ...................... 1,151,081 $ 17,611,539
62,103,713
Metals & Mining — 3.1%
Alcoa Corp. ....................... 1,046,190 35,570,460
Cleveland-Cliffs, Inc.
(b)
............... 2,956,983 60,381,593
Commercial Metals Co. ............... 683,896 34,222,156
MP Materials Corp., Class A
(a)(b)
......... 507,120 10,066,332
Royal Gold, Inc. .................... 184,437 22,309,499
United States Steel Corp. ............. 1,306,304 63,551,690
226,101,730
Mortgage Real Estate Investment Trusts (REITs) — 1.3%
Annaly Capital Management, Inc. ........ 2,929,259 56,739,747
Starwood Property Trust, Inc. ........... 1,744,192 36,662,916
93,402,663
Multi-Utilities — 0.5%
Black Hills Corp. ................... 397,661 21,453,811
Northwestern Energy Group, Inc. ........ 357,947 18,215,923
39,669,734
Office REITs — 1.1%
COPT Defense Properties ............. 402,872 10,325,609
Cousins Properties, Inc. .............. 887,625 21,613,669
Kilroy Realty Corp. .................. 625,971 24,938,685
Vornado Realty Trust ................ 935,246 26,420,699
83,298,662
Oil, Gas & Consumable Fuels — 3.1%
Antero Midstream Corp. .............. 839,451 10,518,321
Antero Resources Corp.
(a)(b)
............ 1,655,950 37,556,946
Chesapeake Energy Corp. ............ 652,705 50,219,123
DT Midstream, Inc. .................. 210,390 11,529,372
Equitrans Midstream Corp. ............ 1,500,057 15,270,580
HF Sinclair Corp. ................... 917,159 50,966,526
Murphy Oil Corp. ................... 489,169 20,867,949
PBF Energy, Inc., Class A ............. 636,241 27,969,154
224,897,971
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 131,808 9,335,961
Personal Care Products — 0.3%
BellRing Brands, Inc.
(a)(b)
.............. 361,235 20,023,256
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc
(b)
............ 213,615 26,274,645
Perrigo Co. plc .................... 795,012 25,583,486
51,858,131
Professional Services — 3.1%
ASGN, Inc.
(b)
...................... 276,121 26,554,557
CACI International, Inc., Class A
(b)
....... 82,106 26,590,849
Concentrix Corp. ................... 276,627 27,167,538
ExlService Holdings, Inc.
(b)
............ 416,163 12,838,628
Exponent, Inc. ..................... 145,535 12,812,901
Genpact Ltd. ...................... 976,363 33,889,560
Insperity, Inc. ...................... 103,931 12,182,792
KBR, Inc. ........................ 426,463 23,630,315
ManpowerGroup, Inc. ................ 285,504 22,689,003
Maximus, Inc. ..................... 96,307 8,076,305
Science Applications International Corp. ... 201,876 25,097,224
231,529,672
Real Estate Management & Development — 0.7%
Jones Lang LaSalle, Inc.
(a)(b)
............ 278,694 52,636,936

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Residential REITs — 1.1%
Apartment Income REIT Corp. .......... 859,912 $ 29,864,744
Equity LifeStyle Properties, Inc. ......... 392,545 27,690,124
Independence Realty Trust, Inc. ......... 1,313,980 20,103,894
77,658,762
Retail REITs — 2.1%
Agree Realty Corp. ................. 589,225 37,091,714
Brixmor Property Group, Inc. ........... 984,719 22,914,411
Kite Realty Group Trust ............... 1,283,419 29,338,958
NNN REIT, Inc. .................... 672,384 28,979,750
Spirit Realty Capital, Inc. .............. 828,472 36,195,942
154,520,775
Semiconductors & Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.
(a)(b)
.......... 271,640 8,222,543
Amkor Technology, Inc. ............... 603,570 20,080,774
Cirrus Logic, Inc.
(b)
.................. 136,013 11,314,921
MACOM Technology Solutions Holdings, Inc.
(b)
117,503 10,921,904
MKS Instruments, Inc. ............... 188,090 19,348,818
Power Integrations, Inc. .............. 165,982 13,628,782
Synaptics, Inc.
(a)(b)
.................. 135,111 15,413,463
Wolfspeed, Inc.
(a)(b)
.................. 389,699 16,955,804
115,887,009
Software — 0.6%
Aspen Technology, Inc.
(a)(b)
............. 81,897 18,029,625
Blackbaud, Inc.
(b)
................... 96,070 8,329,269
CommVault Systems, Inc.
(b)
............ 102,792 8,207,941
Dolby Laboratories, Inc., Class A ........ 150,290 12,951,992
47,518,827
Specialized REITs — 2.1%
CubeSmart ....................... 591,949 27,436,836
EPR Properties .................... 167,978 8,138,534
Gaming & Leisure Properties, Inc. ....... 891,871 44,013,834
Lamar Advertising Co., Class A ......... 215,173 22,868,586
National Storage Affiliates Trust ......... 231,236 9,589,357
PotlatchDeltic Corp. ................. 465,691 22,865,428
Rayonier, Inc. ..................... 496,402 16,584,791
151,497,366
Specialty Retail — 3.0%
AutoNation, Inc.
(a)(b)
................. 152,202 22,857,696
Burlington Stores, Inc.
(b)
.............. 151,830 29,527,898
Dick's Sporting Goods, Inc. ............ 168,966 24,829,554
GameStop Corp., Class A
(a)(b)
........... 1,571,386 27,546,397
Gap, Inc. (The) .................... 1,255,011 26,242,280
Lithia Motors, Inc., Class A
(a)
........... 161,219 53,086,192
Penske Automotive Group, Inc. ......... 113,930 18,286,904
RH
(a)(b)
.......................... 49,885 14,540,480
216,917,401
Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.
(b)
................ 353,175 17,743,512
Carter's, Inc.
(a)
..................... 215,123 16,110,561
Columbia Sportswear Co. ............. 105,244 8,371,108
PVH Corp. ....................... 354,089 43,241,349
Under Armour, Inc., Class A
(a)(b)
......... 1,107,837 9,737,887
Under Armour, Inc., Class C, NVS
(a)(b)
..... 1,135,062 9,477,768
104,682,185
Trading Companies & Distributors — 1.2%
Core & Main, Inc., Class A
(b)
............ 343,742 13,890,614
GATX Corp. ...................... 131,243 15,778,034
MSC Industrial Direct Co., Inc., Class A .... 125,163 12,674,005
WESCO International, Inc. ............. 257,386 44,754,278
87,096,931
Security
Shares
Shares Value
Water Utilities — 0.4%
Essential Utilities, Inc. ................ 764,497 $ 28,553,963
Total Long-Term Investments — 98.6%
(Cost: $7,004,625,486) ........................... 7,250,290,788
Short-Term Securities
Money Market Funds — 3.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 194,733,466 194,869,779
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.33% .................. 91,725,736 91,725,736
Total Short-Term Securities — 3.9%
(Cost: $286,411,965) ............................. 286,595,515
Total Investments — 102.5%
(Cost: $7,291,037,451 ) ........................... 7,536,886,303
Liabilities in Excess of Other Assets — (2.5)% ............ (182,574,590)
Net Assets — 100.0% ..............................
$ 7,354,311,713
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
Shares
Held at
12/31/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 621,271,900 $ — $ (426,550,879)
(a)
$ 146,467 $ 2,291 $ 194,869,779 194,733,466 $ 1,683,535
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 24,164,805 67,560,931
(a)
— — — 91,725,736 91,725,736 1,088,367 —
$ 146,467 $ 2,291 $ 286,595,515 $ 2,771,902 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 70 03/15/24 $ 19,667 $ 641,825
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 21,797,390 $ 1,282,923
(c)
$ 22,896,909 0.3%
Monthly HSBC Bank plc
(d)
02/10/28 21,973,514 (332,102)
(e)
21,658,054 0.3
Monthly
JPMorgan Chase
Bank NA
(f)
01/10/24 36,612,896 1,745,022
(g)
38,394,009 0.5
$ 2,695,843 $ 82,948,972
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $183,404 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(16,642) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(36,091) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Insurance
$
Fidelity National Financial, Inc. 448,783 $ 22,896,909 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 22,896,909
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Insurance
$
Fidelity National Financial, Inc. 40,007 2,041,157 9.4
Financial Services
Equitable Holdings, Inc. ..... 589,096 19,616,897 90.6
Total Reference Entity — Long ............ 21,658,054
Net Value of Reference Entity — HSBC Bank plc $ 21,658,054
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date January 10, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Western Union Co. (The) .... 102,492 1,221,704 3.2
Insurance
Fidelity National Financial, Inc. 728,583 37,172,305 96.8
Total Reference Entity — Long ............ 38,394,009
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 38,394,009

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
S&P Mid-Cap 400 Value ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,250,290,788 $ — $ — $ 7,250,290,788
Short-Term Securities
Money Market Funds ...................................... 286,595,515 — — 286,595,515
$ 7,536,886,303 $ — $ — $ 7,536,886,303
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 641,825 $ 3,027,945 $ — $ 3,669,770
Liabilities
Equity contracts ........................................... — (332,102) — (332,102)
$ 641,825 $ 2,695,843 $ — $ 3,337,668
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust